Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		5 Months Ended	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities
Net loss	$ (23,560,263)		$ (12,341,951)
Adjustments to reconcile net loss to net cash used in operating activities:
Interest earned on investment held in Trust Account	(4,810)		(4,846)
Change in fair value of warrant liabilities	21,634,667		11,989,334
Changes in operating assets and liabilities:
Prepaid expenses	14,397		(366,647)
Accrued expenses	1,475,559		217,395
Net cash used in operating activities	(440,450)		(506,715)
Cash flows from investing activities
Investment of cash in Trust Account			(320,000,000)
Net cash used in investing activities			(320,000,000)
Cash flows from financing activities
Proceeds from sale of Units, net of underwriting discounts paid			313,600,000
Proceeds from sale of Private Placement Warrants			8,400,000
Proceeds from promissory note - related party			300,000
Repayment of promissory note - related party			(300,000)
Payments of offering costs			(627,382)
Net cash provided by (used in) financing activities			321,372,618
Net (decrease) increase in cash and cash equivalents and restricted cash	(440,450)		865,903
Cash - Beginning	865,903		0
Cash - Ending	425,453		865,903	$ 865,903
Non-Cash Investing and Financing Activities:
Initial classification of Class A ordinary shares subject to possible redemption	23,560,260		291,793,080
Change in value of Class A ordinary shares subject to possible redemption			(11,535,750)
Initial classification of warrant liability			12,573,333
Deferred underwriting fee payable			11,200,000
Offering costs paid by Sponsor in exchange for issuance of Class B ordinary shares			25,000
Forfeiture of Founder Shares			(68)
Rocket Lab USA, Inc.
Cash flows from operating activities
Net loss	(15,882,000)	$ (14,247,000)		(55,005,000)	$ (30,360,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	2,397,000	1,329,000		9,339,000	4,872,000
Stock compensation expense	1,090,000	838,000		4,218,000	3,930,000
Loss on disposal of assets		69,000		1,473,000
Noncash lease expense	505,000	409,000		1,533,000	2,164,000
Noncash expense associated with preferred stock warrants	3,382,000			2,615,000	88,000
Deferred income tax expense	(42,000)	(64,000)		(713,000)	(618,000)
Changes in operating assets and liabilities:
Accounts receivable	611,000	(940,000)		(522,000)	6,907,000
Contract assets	(246,000)	2,841,000		5,019,000	(5,181,000)
Inventories	70,000	(10,431,000)		(11,260,000)	(10,434,000)
Prepaids and other current assets	1,286,000	(129,000)		(2,375,000)	(1,727,000)
Trade payables	638,000	804,000		(1,603,000)	2,989,000
Accrued expenses	552,000	(945,000)		4,104,000	394,000
Employee benefits payables	115,000	(89,000)		1,538,000	1,287,000
Contract liabilities	(9,945,000)	14,973,000		15,921,000	(1,380,000)
Other current liabilities	95,000	(1,330,000)		(832,000)	2,988,000
Non-current lease liabilities	(517,000)	(793,000)		(965,000)	(1,243,000)
Other non-currentliabilities	412,000			(242,000)
Net cash used in operating activities	(15,479,000)	(7,705,000)		(27,757,000)	(25,324,000)
Cash flows from investing activities
Purchases of property, equipment and software	(4,046,000)	(6,401,000)		(25,148,000)	(20,597,000)
Proceeds on disposal of equipment				27,000
Cash paid for acquisition, net of acquired cash				(12,208,000)
Net cash used in investing activities	(4,046,000)	(6,401,000)		(37,329,000)	(20,597,000)
Cash flows from financing activities
Proceeds from issuance of Series E-1 Preferred Stock				20,500,000
Payment of deferred transaction costs associated with planned reverse recapitalization transaction	(140,000)
Proceeds from the exercise of stock options	554,000	5,000		978,000	654,000
Principal payments under finance lease liabilities					(737,000)
Net cash provided by (used in) financing activities	414,000	5,000		21,478,000	(83,000)
Effect of exchange rate changes on cash and cash equivalents and restricted cash	517,000	(506,000)		(153,000)	308,000
Net (decrease) increase in cash and cash equivalents and restricted cash	(18,594,000)	(14,607,000)		(43,761,000)	(45,696,000)
Cash and cash equivalents, and restricted cash, beginning of period	53,933,000	97,694,000		97,694,000	143,390,000
Cash - Beginning	52,792,000	95,878,000		95,878,000
Cash and cash equivalents, and restricted cash, end of period	35,339,000	83,087,000	53,933,000	53,933,000	97,694,000
Cash - Ending	34,228,000		$ 52,792,000	52,792,000	95,878,000
Supplemental disclosures of cash flow information
Cash refunds/(paid) for income taxes				300,000	(757,000)
Supplemental disclosures of non-cash investing and financing activities
Unpaid purchases of property, equipment and software	342,000	$ 708,000		2,090,000	$ 5,004,000
Issuance of common stock warrants and accrued issuance costs in connection with loan and security agreement				$ 677,000
Deferred transaction costs in accrued expenses	$ 1,371,000